Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invescoaim.com
November 12, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Fund) CIK No. 0000896435
Ladies and Gentlemen:
On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Fund) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Series I and Series II shares of Invesco Van Kampen V.I. Equity and Income Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco V.I. International Growth Fund, Invesco V.I. Capital Development Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco V.I. Dividend Growth Fund and Invesco Van Kampen V.I. Global Value Equity Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.7888.
Very truly yours,
/s/ Peter A. Davidson

Peter A. Davidson
Counsel